Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Research and development expenses, net	$ 31,462	$ 22,045	$ 15,018
Commercial activities	4,692
General and administrative expenses	12,091	11,599	4,472
Operating loss	48,245	33,644	19,490
Financial expenses	3,325	20,259	718
Financial income	(17,149)	(1,042)	(1,197)
Loss before taxes on income	34,421	52,861	19,011
Taxes on income	(70)	70
Net loss	34,351	52,931	19,011
Items that will be reclassified subsequently to profit or loss:
Actuarial net loss of defined benefit plans	464	(2)	35
Changes in the fair value of marketable securities	(47)	9	34
Total comprehensive loss	$ 34,768	$ 52,938	$ 19,080
Net loss per share:
Basic net loss per share	$ 1.17	$ 10.53	$ 27.56
Diluted net loss per share	$ 1.69	$ 10.53	$ 27.56